Fixed assets - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Property Plant And Equipment
Balance as at beginning of period	$ 586,100
Balance as at end of period	571,790
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	728,924
Improvements	165
Balance as at end of period	729,089
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(142,824)
Depreciation for the period	(14,475)
Balance as at end of period	(157,299)
Net book value
Property Plant And Equipment
Balance as at beginning of period	586,100
Improvements	165
Depreciation for the period	(14,475)
Balance as at end of period	$ 571,790